9. STOCK OPTIONS (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Options
Number of Options Outstanding	83,378		80,441
Number of Options Issued	506,559	0	3,676
Number of Options Forfeited		0	(739)
Number of Options Exercisable	589,937	83,378	83,378
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 3.33		$ 3.33
Weighted Average Exercise Price Issued	$ 9.60		$ 1.70
Weighted Average Exercise Price Forfeited			$ 3.44
Weighted Average Exercise Price Exercisable	$ 8.71	$ 3.33	$ 3.33
Weighted Average Remaining Contractual Life (in years)
Weighted Average Remaining Contractual Life (in years) Outstanding, Beginning		5 years 9 months 22 days	6 years 9 months 22 days
Weighted Average Remaining Contractual Life (in years) Exercisable	8 years 10 months 29 days		6 years 9 months 22 days